Notes to the consolidated financial statements - General and administrative expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes to the consolidated financial statements
Amortization and depreciation	€ (18,809)	€ (23,386)	€ (23,741)
General and administrative expenses
Notes to the consolidated financial statements
Personnel	(22,348)	(28,996)	(36,765)
Maintenance and lease	(5,501)	(5,353)	(5,853)
Third-party services	(24,503)	(29,920)	(27,669)
Legal and other professional services	(7,436)	(10,160)	(10,394)
Amortization and depreciation	(7,814)	(13,821)	(11,360)
Other	(2,088)	(3,508)	(12,137)
Total	€ (69,690)	€ (91,758)	€ (104,178)